OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
Disclosure of detailed information about other assets [Text Block]
As of December 31, 2017 and 2016 the Bank’s other assets consist of:

Other Assets	December 31, 2017	December 31, 2016
In millions of COP
Tax advance	480,523	581,152
Marketable and non-marketable for sale assets	328,877	337,243
Other receivables (1)	291,235	480,255
Prepaid expenses	287,550	310,759
Advances to asset purchases	251,561	94,150
Assets pledged as collateral	192,036	171,561
Receivables related to abandoned accounts (2)	147,228	110,944
Interbank Borrowings not classified as cash equivalents	125,963	159,398
Receivable Sales of goods and service	117,540	137,248
Commission receivables	97,710	72,002
Commission for letters of credit	72,927	94,835
Balance in credit card clearning house	66,788	63,018
Operating leases	38,653	39,150
Debtors	10,510	18,911
Taxes receivable	7,199	4,474
Interest receivable	1,128	8,794
Others	33,370	100,838
Total other assets	2,550,798	2,784,732
Allowance others	(71,761)	(33,849)
Total other assets, net	2,479,037	2,750,883

(1)
As of December 31, 2017 corresponds to conciliatory items on correspondent banks and mortgage-backed securities´ interest; for December 2016, mainly comprised of insurance claims and cash short and over.

(2)
The item corresponds to receivables related to the application of the Colombian Law 1777 of February 1, 2016, which establishes that entities holding accounts deemed abandoned must transfer the related amounts to a fund constituted and regulated by the Icetex (Governmental entity responsible for promoting high quality education in Colombia).